Segment information	12 Months Ended
Mar. 31, 2011
Segment information

25. Segment information

The Bank operates in three reportable segments: wholesale banking, retail banking and treasury services. The revenue and related expense recognition policies are set out in Note 2. Substantially all operations and assets are based in India.

The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and makes loans, provides credit cards and debit cards, distributes third-party financial products, such as mutual funds and insurance, and provides advisory services to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking and advisory services, profit from foreign exchange and derivative transactions and interest earned from other segments for surplus funds placed with those segments. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products also include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.

The wholesale banking segment provides loans and transaction services to corporate customers. As discussed above, loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in retail banking segment. Revenues of the wholesale banking segment consist of interest earned on loans made to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.

The treasury services segment undertakes trading operations on the proprietary account (including investments in government securities), foreign exchange operations and derivatives trading both on the proprietary account and customer flows and borrowings. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations and of net interest revenue/ expense from investments in government securities and borrowings. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.

Segment income and expenses include certain allocations. Interest income is charged by a segment that provides funding to another segment, based on yields benchmarked to an internally developed composite yield curve which broadly tracks market-discovered interest rates.

Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated to each segment on the basis of area occupied, number of staff, volume and nature of transactions.

Summarized segment information for the years ended March 31, 2009, 2010 and 2011:

	Fiscal years ended March 31,
	2009								2010
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	35,404.3	Rs.	34,197.8	Rs.	3,279.8	Rs.	72,881.9	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3
Net interest income (Internal)		23,609.6		(23,304.1)		(305.5)		—		31,570.0		(31,547.8)		(22.2)		—
Net interest revenue		59,013.9		10,893.7		2,974.3		72,881.9		70,854.6		10,167.6		(90.9)		80,931.3
Less: Provision for credit losses		18,277.5		2,117.4		—		20,394.9		16,586.3		1,607.6		—		18,193.9

Net interest revenue, after allowance for credit losses		40,736.4		8,776.3		2,974.3		52,487.0		54,268.3		8,560.0		(90.9)		62,737.4
Non-interest revenue		26,353.4		6,375.6		874.0		33,603.0		30,417.4		5,565.6		6,916.7		42,899.7
Non-interest expense		(54,559.5)		(7,887.5)		(707.9)		(63,154.9)		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)
Income before income tax	Rs.	12,530.3	Rs.	7,264.4	Rs.	3,140.4	Rs.	22,935.1	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2

Segment assets:
Segment average total assets	Rs.	850,977.7	Rs.	911,206.8	Rs.	89,695.1	Rs.	1,851,879.6	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8

	Fiscal year ended March 31,
	2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income (External)	Rs.	57,723.7	Rs.	50,959.5	Rs	(280.9)	Rs.	108,402.3	US$	2,433.6
Net interest income (Internal)		30,895.4		(32,113.5)		1,218.1		—		—
Net interest revenue		88,619.1		18,846.0		937.2		108,402.3		2,433.6
Less: Provision for credit losses		5,585.5		4,036.4		—		9,621.9		216.0

Net interest revenue, after allowance for credit losses		83,033.6		14,809.6		937.2		98,780.4		2,217.6
Non-interest revenue		39,287.4		6,342.3		1,185.7		46,815.4		1,051.1
Non-interest expense		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)		(1,849.2)

Income before income tax	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6	US$	1,419.5

Segment assets:
Segment average total assets	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3	US$	57,475.4

The total amount of goodwill that arose from the acquisition of CBoP in the fiscal period ended March 31, 2009 was Rs. 74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill was allocated to the retail banking segment.